Document and Entity Information	Feb. 09, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 09, 2024
Entity Registrant Name	UpHealth, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38924
Entity Tax Identification Number	83-3838045
Entity Address Address Line 1	14000 S. Military Trail
Entity Address Address Line 2	Suite 203
Entity Address City Or Town	Delray Beach
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33484
City Area Code	888
Local Phone Number	424-3646
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	UPH
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001770141
Amendment Flag	false